CONTINGENCIES	12 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
CONTINGENCIES

NOTE 13 – CONTINGENCIES

COVID-19

The global outbreak of the novel coronavirus (COVID-19) has led to severe disruptions in general economic activities worldwide, as businesses and governments have taken broad actions to mitigate this public health crisis. In light of the uncertain and continually evolving situation relating to the spread of COVID-19, this pandemic could pose a risk to the Company. The extent to which the coronavirus may impact the Company’s business operations will depend on future developments, which are highly uncertain and cannot be predicted at this time. The Company intends to continue to monitor the global outbreak of COVID-19 and are working with our employees, suppliers and other stakeholders to mitigate the risks posed by its spread. COVID-19 is not expected to have any long-term detrimental effect on the Company’s success. Whilst restrictions associated with COVID-19 have largely been removed in our operational locations, we will continue to assess the situation, including abiding by any government-imposed restrictions, as and where relevant.

Inflation

Macroeconomic factors such as inflation, rising interest rates, governmental responses there to and possible recession caused thereby also add significant uncertainty to our operations and possible effects to the amount and type of financing available to the Company in the future.